Description of Organization and Business Operations (Details) - USD ($)				1 Months Ended							3 Months Ended		12 Months Ended
	Jun. 05, 2018	Jun. 01, 2018	May 05, 2018	Feb. 25, 2021	Feb. 21, 2021	Nov. 30, 2020	Aug. 28, 2020	May 28, 2020	Nov. 26, 2019	Feb. 28, 2018	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 28, 2020	Dec. 01, 2020	Nov. 27, 2020	Sep. 30, 2020	Aug. 27, 2020	Jun. 30, 2020	May 15, 2020	Feb. 07, 2020	Jan. 30, 2020	Dec. 17, 2019	Dec. 31, 2018
Description of Organization and Business Operations (Details) [Line Items]
Aggregate purchase price				$ 25,000
Number of units issued in transaction (in Shares)					40,000,000
Gross proceeds from issuance offering													$ 5,031,250
Share price (in Dollars per share)											$ 10.20		$ 10.20
Aggregate deposit in trust account	$ 1,181,250		$ 1,181,250
Proceeds in trust account	26,775,000		26,775,000
Aggregate proceeds held in the trust account	$ 205,275,000		$ 205,275,000
Transaction costs											$ 11,101,864
Underwriting fees											5,031,250		$ 5,031,250
Deferred underwriting fees											5,031,250		5,031,250
Other cost											1,039,364		1,039,364
Cash											$ 114,036	$ 637,207	$ 972,787	$ 55,461											$ 1,255,817
Percentage of fair market value in trust account											80.00%		80.00%
Business acquisition percentage of voting interest acquired											50.00%		50.00%
Net tangible assets											$ 5,000,001		$ 5,000,001
Aggregate shares percentage											20.00%
Percentage of redemption of company's outstanding public shares											100.00%		100.00%
Business combination, description									the Company held its Annual Meeting of the Stockholders of the Company at which the stockholders approved a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) to extend the period of time for which the Company is required to complete a Business Combination two times for an additional 90 days each time to June 1, 2020. The Company agreed to contribute $500,000 to the Trust Account for each 90-day extension period. The Company contributed an aggregate of $1,000,015 to the Trust Account which extended the date to June 1, 2020 to complete a Business Combination.
Shares redeem by stockholders (in Shares)							630,037	627,059	13,081,434
Amount remove from company's trust account							$ 6,781,851	$ 6,666,775	$ 137,130,484
Remove value per share from trust aacount (in Dollars per share)							$ 10.76	$ 10.63	$ 10.48
Public share outstanding per value (in Dollars per share)						$ 0.05	$ 0.15	$ 0.15
Contribution to trust account																$ 289,323		$ 867,971		$ 962,476
Shares, issued (in Shares)													11.40
Common stock, price per share (in Dollars per share)											$ 11.40
Public price, per share (in Dollars per share)											$ 0.05
Redeem outstanding public share, percentage											100.00%
Net operating bank accounts											$ 114,036		$ 972,787	55,461
Marketable securities held in trust account											63,366,019		63,405,336	74,376,617
Working capital											316,535		738,956
Income tax payable											50,000		40,050
Prepaid income taxes											12,186		12,186
Promissory note - related party						$ 1,100,000					4,650,000		5,075,000	180,000	$ 1,100,000		$ 150,000		$ 3,400,000		$ 3,400,000			$ 180,000
Deposit in trust account											1,497,000		1,537,000
Withdrawn from trust account											1,601,135		1,560,885
Amount withdrawn											$ 40,250		490,865	$ 1,070,021
Common stock, shares (in Shares)					40,000,000
Net Indebtedness exceeds					$ 10,000,000
Net Indebtedness (in Dollars per share)					$ 11.00
Additional shares (in Shares)					6,000,000
Business combination value					$ 444,000,000
Sale of shares per share (in Dollars per share)					$ 11.00
Business combination of common stock equals, description					the Company’s common stock equals or exceeds $13.00 per share for 20 of any 30 consecutive trading days commencing after the Closing, each Seller shall receive its pro rata portion of 3,000,000 Seller Earnout Shares and Vadim Komissarov, Ilya Ponomarev and Marat Rosenberg (the “Founder Holders”) shall receive an aggregate of 2,000,000 shares of the Company’s common stock. If, at any time on or prior to December 31, 2022, the daily volume-weighted average price of shares of the Company’s common stock equals or exceeds $16.00 per share for 20 of any 30 consecutive trading days commencing after the Closing, each Seller shall receive its pro rata portion of 3,000,000 Seller Earnout Shares and the Founder Holders shall receive an aggregate of 2,000,000 shares of common stock.
Transaction costs													$ 11,101,864
Description of restricted stock													Notwithstanding the foregoing, the Company’s Amended and Restated Certificate of Incorporation provides that a public stockholder, together with any affiliate of such stockholder or any other person with whom such stockholder is acting in concert or as a “group” (as defined under Section 13 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), will be restricted from converting its shares with respect to more than an aggregate of 20% of the shares sold in the Initial Public Offering (“Excess Shares”).
Business combination, description									the Company held its Annual Meeting of the Stockholders of the Company at which the stockholders approved a proposal to amend the Company’s Amended and Restated Certificate of Incorporation (the “Charter Amendment”) to extend the period of time for which the Company is required to complete a Business Combination two times for an additional 90 days each time to June 1, 2020 (the termination date as so extended, the “Extended Termination Date”). The Company agreed to contribute $500,000 to the Trust Account for each 90-day extension period. The Company contributed an aggregate of $1,000,015 to the Trust Account which extended the date to June 1, 2020 to complete a Business Combination.
Shares issued (in Shares) (in Shares)										5,031,250
Public share per Value outstanding (in Dollars per share)						$ 0.05					$ 0.01		$ 0.05
Business Combination, Control Obtained Description													If the Company is unable to consummate a Business Combination by the Fourth Extended Date, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but no more than ten business days thereafter, redeem 100% of the outstanding Public Shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the Trust Account including interest earned (net of taxes payable), divided by the number of then outstanding Public Shares, which redemption will completely extinguish public stockholders’ rights as stockholders (including the right to receive further liquidation distributions, if any), subject to applicable law, and (iii) as promptly as reasonably possible following such redemption, subject to the approval of the remaining stockholders and the Company’s board of directors, proceed to commence a voluntary liquidation and thereby a formal dissolution of the Company, subject in each case to its obligations to provide for claims of creditors and the requirements of applicable law.
Underwriters [Member]
Description of Organization and Business Operations (Details) [Line Items]
Gross proceeds from issuance offering											$ 5,031,250
VK Consulting, Inc [Member]
Description of Organization and Business Operations (Details) [Line Items]
Promissory note - related party																							$ 425,000	$ 425,000
BGV Group Limited [Member]
Description of Organization and Business Operations (Details) [Line Items]
Promissory note - related party						$ 1,100,000											$ 150,000					$ 3,400,000
Common stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares, issued (in Shares)																		11,967,720		12,597,757
Common stock [Member] | Underwriters [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)											1,750,000		1,750,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)		17,500,000									20,125,000		20,125,000
Gross proceeds from issuance offering		$ 175,000,000
Share price (in Dollars per share)		$ 10.20									$ 10.20
Aggregate deposit in trust account		$ 178,500,000									$ 178,500,000
Sale of shares per share (in Dollars per share)											$ 10.00		$ 10.00
Private Placement [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)											1,150,000		1,150,000
Gross proceeds from issuance offering											$ 11,500,000		$ 11,500,000
Share price (in Dollars per share)											$ 10.00		$ 10.00
Gross proceeds from private placement											$ 11,500,000
Sale of shares per share (in Dollars per share)											$ 10.00		$ 10.00
Private Placement [Member] | Common stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)											21,275,000		21,275,000
Over-Allotment Option [Member] | Underwriters [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)	2,625,000										2,625,000		2,625,000
Gross proceeds from issuance offering	$ 26,250,000
Share price (in Dollars per share)	$ 10.00
Common stock [Member]
Description of Organization and Business Operations (Details) [Line Items]
Shares, issued (in Shares)																		11,967,720
Shares issued (in Shares) (in Shares)								12,597,757
Common stock [Member] | Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of units issued in transaction (in Shares)			2,625,000
Gross proceeds from issuance offering			$ 26,250,000
Share price (in Dollars per share)			$ 10.00